SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation

(a)          Basis of Presentation

The accompanying consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The accompanying consolidated financial statements contemplate the realization of assets and the satisfaction of liabilities in the normal course of business. The realization of assets and the satisfaction of liabilities in the normal course of business are dependent on, among other things, the Group’s ability to operate profitably, to generate cash flows from operations, and its ability to attract investors and to borrow funds on reasonable economic terms.

Reclassification of prior-year presentation

Certain prior year amounts have been reclassified for consistency with the current period presentation. Reclassifications have been made to the Consolidated Balance Sheet as of December 31, 2019, including:

1)	Presenting “Accounts receivable – a related party, net” totaling RMB12.5 million as a separate balance sheet line item, which was previously reported in “Accounts receivables, net”;
2)	Presenting “Accounts receivable - third parties, net” totaling RMB 206.6 million as a separate balance sheet line item, which was previously reported in “Accounts receivables, net”;
3)	Presenting “Amounts due from related parties” totaling RMB 3.9 million as a separate balance sheet line item, which was previously reported in “Prepayments and other current assets”;
4)	Presenting “Amounts due to a related party” totaling RMB 3.2 million as a separate balance sheet line item, which was previously reported in “Accounts payable”.

These changes in classification and presentation do not affect previously reported financial position, results of operations, and cash flows for the year ended December 31, 2019.

Principles of Consolidation

(b)         Principles of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIE for which the WFOE is the primary beneficiary, and the VIE’s subsidiaries.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors. A VIE is an entity in which the Company, or its subsidiary, through contractual arrangements, exercises effective control over the activities that most impact the economic performance, bears the risks of, and enjoys the rewards normally associated with ownership of the entity, and therefore the Company or its subsidiary is the primary beneficiary of the entity.

All intercompany transactions and balances among the Company, its subsidiaries, the VIE, and the VIE’s subsidiaries have been eliminated upon consolidation.

Use of Estimates

(c)          Use of Estimates

The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reported period in the consolidated financial statements and accompanying notes. Significant accounting estimates include, but not limited to, determining the selling price of products and services in multiple element revenue arrangements, the allowance for doubtful accounts receivable and contract assets, depreciable lives and recoverability of property and equipment and intangible assets, the realization of deferred income tax assets, the fair value of share based compensation awards, redeemable convertible preferred shares, available-for-sale debt securities, other equity investments and warrant liabilities, and the fair value of the ordinary shares to determine the existence of beneficial conversion feature of the redeemable convertible preferred shares. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

Convenience Translation

(d)         Convenience Translation

Translations of the consolidated financial statements from RMB into US$ as of and for the year ended December 31, 2020 are solely for the convenience of the readers and were calculated at the rate of US$1.00 = RMB6.5250, representing the noon buying rate in The City of New York for cable transfers of RMB as set forth in the H.10 weekly statistical release of Federal Reserve Board on December 31, 2020. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2020, or at any other rate.

Commitments and Contingencies

(e)         Commitments and Contingencies

In the normal course of business, the Group is subject to loss contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters, including, among others, government investigations, shareholder lawsuits, and non-income tax matters. An accrual for a loss contingency is recognized when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. If a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, is disclosed.

Cash

(f)         Cash

Cash consists of cash on hand and cash at bank. Cash at bank are deposited in financial institutions at below locations:

	December 31,
	2019	2020
	RMB	RMB
Cash on hand	118,613	719
Cash balances include deposits in:
Financial institutions in the mainland of the PRC
— Denominated in Renminbi (“RMB”)	52,225,475	68,083,153
— Denominated in US$	103,577,057	223,435,361
— Denominated in Hong Kong S.A.R. Dollar (“HKD”)	19,057	17,088
Total cash balances held at mainland PRC financial institutions	155,821,589	291,535,602
Financial institutions in Japan
— Denominated in Japanese Yen	8,177,879	5,028,888
Total cash balances held at Japan financial institutions	8,177,879	5,028,888
Total cash balances held at financial institutions	163,999,468	296,564,490
Total cash balances	164,118,081	296,565,209

The bank deposits, including term deposits and restricted cash, with financial institutions in the mainland of the PRC and Japan are insured by the government authorities up to RMB500,000 and JPY10,000,000, respectively. The bank deposits including term deposits and restricted cash are insured by the government authorities with amounts up to RMB8,665,785 and RMB13,402,156 as of December 31, 2019 and 2020, respectively. The Company has not experienced any losses in uninsured bank deposits and does not believe that it is exposed to any significant risks on cash held in bank accounts. To limit exposure to credit risk, the Company primarily places bank deposits with large financial institutions in the PRC and Japan with acceptable credit rating.

Restricted cash

(g)         Restricted cash

Cash balances that have restrictions as to withdrawal or usage are considered restricted cash. Restricted cash that will be released to cash within the next 12 months is classified as current asset, while the balance restricted for use longer than one year is classified as non-current asset on the consolidated balance sheets.

Term deposits

(h)          Term deposits

Term deposits represent deposits at banks with original maturities more than three months but less than one year. The Group’s term deposits were denominated in US$ and were deposited at financial institutions in the mainland of the PRC with the interest rate of 2.4% and 1% per annum as of December 31, 2019 and 2020, respectively.

Term deposits maintained at financial institutions consist of the following:

	December 31,
	2019	2020
	RMB	RMB
US$ denominated bank deposits with financial institutions in the PRC	69,762,000	160,349,418

To limit exposure to credit risk relating to bank deposits, the Company primarily places term deposits only with large financial institutions in the PRC with acceptable credit rating.

Accounts Receivable

(i)         Accounts Receivable

Accounts receivable are recognized in the period when the Group has provided services to its customers and when its right to consideration is unconditional. Amounts collected on trade accounts receivable are included in net cash provided by operating activities in the consolidated statements of cash flows. Management considers the following factors when determining the collectability of specific accounts: historical experience, credit worthiness of the clients, aging of the receivables and other specific circumstances related to the accounts. An allowance for doubtful accounts is made and recorded into general and administrative expenses based on aging of accounts receivable and on any specifically identified accounts receivable that may become uncollectible. Accounts receivable which are deemed to be uncollectible are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. There is a time lag between when the Group estimates a portion of or the entire account balances to be uncollectible and when a write off of the account balances is taken. The Group does not have any off-balance sheet credit exposure related to its customers.

Long-term Investments

(j)         Long-term Investments

Debt securities

The Group accounts for debt securities as available-for-sale (“AFS”) when they are not classified as either trading or held-to-maturity. AFS securities are recorded at fair value, with unrealized gains and losses, net of related tax effect, are excluded from earnings and are reported as a separate component of accumulated other comprehensive loss until realized. Realized gains and losses from the sale of AFS securities are determined on a specific-identification basis. An impairment loss on the AFS securities are recognized in the consolidated statement of comprehensive loss when the decline in value is determined to be other-than-temporary. No impairment loss was recognized for the years ended December 31, 2018, 2019 and 2020.

Equity method investments

The Group applies the equity method to account for an equity interest in an investee over which the Group has significant influence but does not own a majority equity interest or otherwise control.

Under the equity method of accounting, the Group’s share of the investee’s results of operations is reported as share of losses of equity method investments in the consolidated statements of comprehensive loss.

The Group recognizes an impairment loss when there is a decline in value below the carrying value of the equity method investment that is considered to be other than temporary. The process of assessing and determining whether impairment on an investment is other than temporary requires a significant amount of judgment. To determine whether an impairment is other than temporary, management considers whether it has the ability and intent to hold the investment until recovery and whether evidence indicating the carrying value of the investment is recoverable outweighs evidence to the contrary. Evidence considered in this assessment includes the reasons for the impairment, the severity and duration of the decline in value, any change in value subsequent to the period end, and forecasted performance of the investee.

Other equity investments

The Group measures investments in equity securities at cost, adjusted for changes resulting from impairments and observable price changes in orderly transactions for identical or similar securities of the same issuer. The Group considers information in periodic financial statements and other documentation provided by the investees to determine whether observable price changes have occurred.

The Group makes a qualitative assessment considering impairment indicators to evaluate whether the equity investments without a readily determinable fair value is impaired at each reporting period, and written down to its fair value if a qualitative assessment indicates that the investment is impaired and the fair value of the investment is less than its carrying value. If an equity security without a readily determinable fair value is impaired, the Group includes an impairment loss in net income equal to the difference between the fair value of the investment and its carrying amount.

Property and Equipment, net

(k)          Property and Equipment, net

Property and equipment are stated at cost less accumulated depreciation and any recorded impairment.

The estimated useful lives are as follows:

Computer and office equipment	3‑5 years
Furniture and fixtures	3‑5 years
Motor vehicles	5 years
Leasehold improvements	The shorter of lease terms and estimated useful lives
Software	5 -10 years

Depreciation on property and equipment is calculated on the straight-line method over the estimated useful lives of the assets.

When items are retired or otherwise disposed of, income is charged or credited for the difference between net book value and the proceeds received thereon. Ordinary maintenance and repairs are charged to expense as incurred.

Intangible Assets, net

(l)         Intangible Assets, net

Intangible assets represent telecommunication business operation licenses and software copyrights that acquired through assets acquisition, which are initially recognized and measured at cost, and amortized on a straight-line basis over their respective estimated useful lives, which range from 3 to 8 years.

Impairment of Long-lived Assets

(m)          Impairment of Long-lived Assets

Long-lived assets such as property and equipment and intangible assets with finite lives are evaluated for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment for the long-lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Group recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets. No impairment of long-lived assets was recognized for the years ended December 31, 2018, 2019 and 2020.

Value Added Taxes

(n)        Value Added Taxes

The Company’s PRC subsidiaries are subject to value added tax (“VAT”). Revenue from providing cloud communication services and communication devices sales are generally subject to VAT at the rate of 6% and 13% since April 1, 2019, or 6% to 16% between May 1, 2018 and April 1, 2019, and subsequently paid to PRC tax authorities after netting input VAT on purchases. The excess of output VAT over input VAT is reflected in accrued expenses and other current liabilities, and the excess of input VAT over output VAT is reflected in prepayments and other current assets in the consolidated balance sheets.

Short-term Investments

(o)         Short-term Investments

The Group’s short-term investments represent the Group’s investments in financial products managed by financial institutions in the PRC which are redeemable at the option of the Group on any working day. Short-term investments are reported at fair value, with unrealized holding gains or losses, net of any related income tax effect, excluded from earnings and recorded as a separate component of accumulated other comprehensive loss until realized. Realized gains or losses from the sale of short-term investments are determined on a specific identification basis and are recorded as investment income when earned.

Warrant Liabilities

(p)         Warrant Liabilities

The freestanding warrants to purchase redeemable convertible preferred shares at a future date were determined to be freestanding instruments that were accounted for as liabilities. At initial recognition, the Group recorded the warrant liabilities on the consolidated balance sheets at their estimated fair value and changes in estimated fair values were included in the change in fair value of warrant liabilities on the consolidated statement of comprehensive loss or allocated to the proceeds from the issuance of the debt instrument to the warrants based on the warrant liabilities fair value. The warrant liabilities are subject to remeasurement at each reporting period and the Group adjusted the carrying value of the warrant liabilities to fair value at the end of each reporting period utilizing the binominal option pricing model, with changes in estimated fair value included in the change in fair value of warrant liabilities on the consolidated statement of comprehensive loss.

Fair Value Measurements

(q)         Fair Value Measurements

Fair value represents the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

Accounting guidance defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Accounting guidance establishes a three-level fair value hierarchy and requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs are:

Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—Include other inputs that are directly or indirectly observable in the marketplace.

Level 3—Unobservable inputs which are supported by little or no market activity.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Financial assets and liabilities of the Group primarily consist of cash, restricted cash, term deposits, short-term investments, accounts receivable - third parties, net, accounts receivable – a related party, net, other receivables included in prepayments and other current assets, available-for-sale debt securities, other equity investments, equity method investment, amounts due from related parties, short-term borrowings and long-term borrowings, accounts payable, contract liabilities, other payables included in accrued expenses and other current liabilities and warrant liabilities. The Group measures short-term investments at fair value on a recurring basis. Short-term investments include financial products issued by financial institutions, which are valued based on prices per units quoted by issuers and are categorized in Level 2 of the fair value hierarchy. Available-for-sale debt securities, other equity investments and warrant liabilities were measured at fair value using unobservable inputs and categorized in Level 3 of the fair value hierarchy. As of December 31, 2019 and 2020, the carrying values of other financial instruments approximated to their fair values due to the short-term maturity of these instruments.

The Group’s non-financial assets, such as intangible assets and property and equipment, would be measured at fair value only if they were determined to be impaired.

Revenue recognition

(r)         Revenue recognition

The Company generate substantially all of the Company’s revenues from the following services and products:

(1)Communication Platform-as-a-Service (“CPaaS”) which allows customers to send text messages and place voice calls using the Company’s cloud-based platform;

(2)Cloud-based Contact Centers (“Cloud-based CC”) with which customers can operate their virtual contact centers and access related value-added services using the Company’s cloud-based platform; and

(3)Cloud-based Unified Communications and Collaborations (“Cloud-based UC&C”) where the Company creates customized communications software on customers’ private clouds to meet their specific needs and deliver the software licenses to customers.

The Company recognizes revenue upon the transfer of control of promised products or services provided to the Company’s customers, in the amount of consideration the Company expect to receive for those products or services (excluding sales taxes collected on behalf of government authorities). The Company’s revenue contracts generally do not include a right of return in relation to the delivered products or services.

The timing of revenue recognition may differ from the timing of invoicing to the Company’s customers. The Company record a contract asset when revenue is recognized prior to invoicing, and a contract liability when payment is received from a customer in advance of revenue recognition. The Company generally issue invoices based on contract terms, which may be when the services are completed, upon customer acceptance of the Company’s deliverables or at preset milestones. Payments are due with standard payment terms which are generally not more than 90 days from invoice issuance.

CPaaS revenues

The Company accounts for revenue from customers’ usage of text message and voice call services on the Company’s CPaaS platform as two separate performance obligations. The Company’s service fees are determined by applying the contractual unit price to the monthly usage volume of text messages sent or minutes of voice calls placed and a contractual monthly fixed charge per subscriber multiplied by the number of subscribers recorded by the Company’s CPaaS platform where relevant. The cloud-based services to send text messages and place voice calls are sold separately to customers with observable standalone selling prices.

The service contracts are generally with a length between 3 and 12 months and renewable at the latest fee rates of the renewed contract services on the contract renewal date. The option of renewal does not provide the customer with a material right that it otherwise could not obtain without entering into that contract, therefore the renewal option was not recognized as a separate performance obligation in the contract. The service contracts do not grant the Company or customers a unilateral right to terminate the contracts before completion.

Cloud-based CC revenues

Customers subscribe to the Company’s basic Cloud-based CC services at a fixed monthly fee and pay for other value-added services on a usage basis. The Company recognizes the monthly service fees ratably over the contract period during which the Company is obligated to grant customers continuous access to those basic Cloud-based CC services. Revenue for other value-added services on top of the basic subscription is determined by applying the contractual unit price to the monthly usage volume and recognized when the related services are provided to customers. The basic subscription is sold to customers at the same price with or without the value-added services, so the transaction price is allocated on the basis of observable stand-alone selling prices.

The service contracts are generally with a length between 3 and 12 months and renewable at the latest fee rates of the renewed contract services on the contract renewal date. The option of renewal does not provide customers with a material right that it otherwise could not obtain without entering into that contract, therefore the renewal option was not recognized as a separate performance obligation in the contract. The service contracts do not grant the Company or customers a unilateral right to terminate the contracts before completion.

Cloud-based UC&C revenues

The Company offers customized Cloud-based UC&C solutions to customers with tailored functionalities and interfacing capabilities suitable to their complicated IT environment. The Company has identified that the nature of our overall promise to customers as the provision of an appropriately customized and interfaced software solution comprising the customized UC&C license and other highly interdependent and interrelated services, and have accounted for the promise as one combined performance obligation. The Company applies an iterative process to design, test and implement the software in customers’ IT environment and recognizes revenue for this performance obligation over a period of time during which the control of the customized UC&C solution is progressively transferred to the customers. The Company uses an input method to estimate progress, based on the proportion of the labour hours incurred relative to the estimated total labour hours. The Company’s Cloud-based UC&C contracts generally include a standard assurance-type warranty.

Cost of Revenues

(s)          Cost of Revenues

Cost of revenues mainly consists of payroll and related costs for employees, communication service expense associated with the use of facilities and equipment by these employees, such as rental and depreciation expenses, communication service expense charges to telecom operators or its distributors and cloud service fees to cloud service providers.

Research and Development Expenses

(t)         Research and Development Expenses

Research and development expenses mainly consist of payroll and related costs for employees involved in researching and developing new technologies, in the field of cloud communication, and outsourced design expenses as well as expenses associated with the use by these functions of facilities and equipment, such as rental and depreciation expenses. Research and development expenses are expensed as incurred.

Selling and Marketing Expenses

(u)          Selling and Marketing Expenses

Selling and marketing expenses mainly consist of advertising expenses, promotion expenses, payroll and related expenses for personnel engaged in selling and marketing activities and expenses associated with the use by these functions of facilities and equipment, such as rental and depreciation expenses. Advertising expenses are expensed when incurred and are included in selling expenses in the consolidated statements of comprehensive loss. For the years ended December 31, 2018, 2019 and 2020, the advertising expenses were RMB12,013,725, RMB15,842,771 and RMB27,253,585, respectively.

General and Administrative Expenses

(v)        General and Administrative Expenses

General and administrative expenses mainly consist of payroll and related costs for employees involved in general corporate functions, expenses associated with the use of facilities and equipment by these employees, such as rental and depreciation expenses, professional fees and other general corporate expenses.

Share-based Compensation

(w)         Share-based Compensation

Share-based awards granted to the founders in the form of restricted shares are measured at the grant date fair value of the awards, and are recognized as compensation expense using the graded-vesting method. The Group elects to recognize the effect of forfeitures in compensation cost when they occur.

Share-based awards granted to employees are measured at the grant date fair value of the awards, and are recognized as compensation expense with graded-vesting schedules over the requisite service period for each separately vesting portion (or tranche) of the award. The Group elects to recognize the effect of forfeitures in compensation cost when they occur. To the extent the required vesting conditions are not met resulting in the forfeiture of the share-based awards, previously recognized compensation expense relating to those awards is reversed.

Share-based compensation in relation to the restricted ordinary shares is measured based on the fair value of the Company’s ordinary shares at the grant date of the award, which is estimated using the income approach and equity allocation method. Estimation of the fair value of the Company’s ordinary shares involves significant assumptions that might not be observable in the market, and a number of complex and subjective variables, discount rate, risk-free interest rate and subjective judgments regarding the Company’s projected financial and operating results, its unique business risks, the liquidity of its ordinary shares and its operating history and prospects at the time the grants are made. Share-based compensation in relation to the share options is estimated using the binominal option pricing model. The determination of the fair value of share options is affected by the fair value of the Company’s ordinary shares as well as the assumptions regarding a number of complex and subjective variables, including the expected share price volatility, risk-free interest rate, exercise multiple and expected dividend yield. The fair value of these awards was determined by management with the assistance from a valuation report prepared by an independent valuation firm using management’s estimates and assumptions.

A change in any of the terms or conditions of share-based awards is accounted for as a modification of the awards. The Company calculates incremental compensation cost of a modification as the excess of the fair value of the modified awards over the fair value of the original awards immediately before its terms are modified at the modification date. For vested awards, the Company recognizes incremental compensation cost in the period the modification occurs. For awards not being fully vested, the Company recognizes the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original awards over the remaining requisite service period after modification.

Employee Benefits

(x)         Employee Benefits

The Company’s subsidiaries and the VIE and VIE’s subsidiaries in the PRC participate in a government mandated, multi-employers, defined contribution plan, pursuant to which certain retirement, medical, housing and other welfare benefits are provided to employees. PRC labor laws require the entities incorporated in the PRC to pay to the local labor bureau a monthly contribution calculated at a stated contribution rate on the monthly basic compensation of qualified employees. The Group has no further commitments beyond its monthly contribution. Employee social benefits included as expenses in the accompanying consolidated statements of comprehensive loss amounted to RMB60,765,557, RMB66,161,467 and RMB43,023,105 for the years ended December 31, 2018, 2019 and 2020, respectively.

Income Taxes

(y)          Income Taxes

Current income taxes are provided on the basis of income before income taxes for financial reporting purposes, and adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are provided using the liability method. Under this method, deferred income tax assets and liabilities are recognized for the tax effects of temporary differences and are determined by applying enacted statutory tax rates that will be in effect in the period in which the temporary differences are expected to reverse to the temporary differences between the financial statements’ carrying amounts and the tax bases of assets and liabilities. A valuation allowance is provided to reduce the amount of deferred income tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred income tax assets will not be realized. The effect on deferred income taxes arising from a change in tax rates is recognized in the consolidated statements of comprehensive loss in the period of change.

The Group applies a “more likely than not” recognition threshold in the evaluation of uncertain tax positions. The Group recognizes the benefit of a tax position in its consolidated financial statements if the tax position is “more likely than not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. Unrecognized tax benefits may be affected by changes in interpretation of laws, rulings of tax authorities, tax audits, and expiry of statutory limitations. In addition, changes in facts, circumstances and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Accordingly, unrecognized tax benefits are periodically reviewed and re-assessed. Adjustments, if required, are recorded in the Group’s consolidated financial statements in the period in which the change that necessities the adjustments occur. The ultimate outcome for a particular tax position may not be determined with certainty prior to the conclusion of a tax audit and, in certain circumstances, a tax appeal or litigation process. The Group records interest and penalties related to unrecognized tax benefits (if any) in interest expenses and general and administrative expenses, respectively. As of December 31, 2019 and 2020, the Group did not have any significant unrecognized uncertain tax positions.

Operating Leases

(z)         Operating Leases

The Group leases premises for offices under non-cancellable operating leases. Leases with escalated rent provisions are recognized on a straight-line basis commencing with the beginning of the lease term.

Foreign Currency Translation and Foreign Currency Risks

(aa)         Foreign Currency Translation and Foreign Currency Risks

The Company’s reporting currency is RMB. The functional currency of the Company and its subsidiary incorporated at Hong Kong S.A.R. is the US$. The functional currency of the Company’s subsidiary incorporated at Japan is JPY. The functional currency of the Company’s PRC subsidiary, the VIE and the VIE’s subsidiaries is RMB.

Transactions denominated in currencies other than the functional currency are remeasured into the functional currency at the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in a foreign currency are remeasured into the functional currency using the applicable exchange rate at the balance sheet date. The resulted exchange differences are recorded as foreign currency exchange gains (losses), net in the consolidated statements of comprehensive loss.

The financial statements of the Company, its subsidiary incorporated at Hong Kong S.A.R. and its subsidiary incorporated at Japan are translated from the functional currency into RMB. Assets and liabilities are translated into RMB using the applicable exchange rates at the balance sheet date. Equity accounts other than earnings (deficits) generated in the current period are translated into RMB using the appropriate historical rates. Revenues, expenses, gains and losses are translated into RMB using the average exchange rates for the relevant period. The resulted foreign currency translation adjustments are recorded as a component of other comprehensive loss in the consolidated statements of comprehensive loss, and the accumulated foreign currency translation adjustments are recorded as a component of accumulated other comprehensive loss in the consolidated statements of changes in shareholders’ deficit.

RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the PRC government, controls the conversion of RMB to foreign currencies. The value of RMB is subject to changes of central government policies and international economic and political developments affecting supply and demand in the PRC foreign exchange trading system market.

Concentration and Risk

(bb)       Concentration and Risk

Concentration of customers and suppliers

No customers individually represent greater than 10.0% of total revenues of the Group during the years ended December 31, 2019 and 2020.

No suppliers individually represent greater than 10.0% of total purchases of the Group during the years ended December 31, 2019 and 2020.

No customers individually represent greater than 10.0% of accounts receivable, net including related party amounts and contract assets as of December 31, 2019 and 2020.

No suppliers individually represent greater than 10.0% of total accounts payable of the Group as of December 31, 2019 and 2020.

No customers individually represent greater than 10.0% of contract liabilities of the Group as of December 31, 2019 and 2020.

No suppliers individually represent greater than 10.0% of prepayments and other current assets excluding related party amounts of the Group as of December 31, 2019. One supplier individually represents 10.1% of prepayments and other current assets excluding related party amounts of the Group as of December 31, 2020.

Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist principally of cash, restricted cash, term deposits, short-term investments and accounts receivable.

The Group’s investment policy requires cash, restricted cash, term deposits and short-term investments to be placed with high-quality financial institutions and to limit the amount of credit risk from any one issuer. The Group regularly evaluates the credit standing of the counterparties or financial institutions.

The Group conducts credit evaluations on its customers prior to delivery of goods or services. The assessment of customer creditworthiness is primarily based on historical collection records, research of publicly available information and customer on-site visits by senior management. Based on this analysis, the Group determines what credit terms, if any, to offer to each customer individually. If the assessment indicates a likelihood of collection risk, the Company will not deliver the services or sell the products to the customer or require the customer to pay cash, post letters of credit to secure payment or to make significant down payments.

Interest rate risk

The Group’s short-term bank borrowings bears interests at fixed rates. If the Group were to renew these loans, the Group might be subject to interest rate risk.

Loss per Share

(cc)       Loss per Share

Basic loss per share is computed by dividing net loss attributable to ordinary shareholders, considering the accretions to redemption value of the preferred shares, by the weighted average number of ordinary shares outstanding during the year using the two-class method. Under the two-class method, any net income is allocated between ordinary shares and other participating securities based on their participating rights. A net loss is not allocated to participating securities when the participating securities does not have contractual obligation to share losses.

The Company’s preferred shares and restricted ordinary shares are participating securities. The preferred shares are participating securities as they participate in undistributed earnings on an as-if-converted basis and the restricted ordinary shares are participating securities as the holders of the restricted ordinary shares have a non-forfeitable right to receive dividends with all ordinary shares. Neither the preferred shares nor the restricted ordinary shares has a contractual obligation to fund or otherwise absorb the Group’s losses. Accordingly, any undistributed net income is allocated on a pro rata basis to the ordinary shares, preferred shares and restricted ordinary shares; whereas any undistributed net loss is allocated to ordinary shares only.

Unvested restricted ordinary shares are excluded from the weighted average number of ordinary shares outstanding because the restricted ordinary shareholders must return the restricted ordinary shares to the Company, if the specified condition are not met.

Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders, as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of shares issuable upon the conversion of the preferred shares and shares issuable upon the exercise of warrants, and ordinary shares issuable upon the vest of restricted ordinary shares or exercise of outstanding share option (using the treasury stock method). Ordinary equivalent shares are calculated based on the most advantageous conversion rate or exercise price from the standpoint of the security holder. Ordinary equivalent shares are not included in the denominator of the diluted loss per share calculation when inclusion of such shares would be anti-dilutive.

Segment Reporting

(dd)        Segment Reporting

The Company’s chief operating decision maker has been identified as the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. For the purpose of internal reporting and management’s operation review, the Company’s chief executive officer and management personnel do not segregate the Group’s business by product or service. All products and services are viewed as in one and the only operating segment.

Statutory Reserves

(ee)       Statutory Reserves

In accordance with the PRC Company Laws, the Group’s PRC subsidiary, VIE and VIE’s subsidiaries must make appropriations from their after-tax profits as determined under the generally accepted accounting principles in the PRC (“PRC GAAP”) to non-distributable reserve funds including statutory surplus fund and discretionary surplus fund. The appropriation to the statutory surplus fund must be 10% of the after-tax profits as determined under PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the PRC companies. Appropriation to the discretionary surplus fund is made at the discretion of the PRC companies.

The statutory surplus fund and discretionary surplus fund are restricted for use. They may only be applied to offset losses or increase the registered capital of the respective companies. These reserves are not allowed to be transferred to the Company by way of cash dividends, loans or advances, nor can they be distributed except for liquidation.

During the years ended December 31, 2019 and 2020, the profit appropriation to statutory surplus fund for the Group’s entities incorporated in the PRC was nil and RMB1.45 million (equivalent to US$0.22 million), respectively. No appropriation to discretionary surplus fund was made for any of the periods presented by the Group’s PRC subsidiary, VIE and VIE’s subsidiaries.

Recent Accounting Pronouncements

(ff)       Recent Accounting Pronouncements

In February 2016, the FASB issued ASU No. 2016-02 (“ASU 2016-02”), Leases. ASU 2016-02 specifies the accounting for leases. For operating leases, ASU 2016-02 requires a lessee to recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments, in its balance sheet. The standard also requires a lessee to recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term, on a generally straight-line basis. ASU 2016-02 was further amended in November 2019 by ASU 2019-09, Financial Instruments—Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842), and in June 2020 by ASU 2020-05, Revenue from Contracts with Customers (Topic 606) and Leases (Topic 842), which deferred the effective date of new leases standard. As a result, ASC 842, Leases, is effective for public companies for annual reporting periods, and interim periods within those years beginning after December 15, 2018. For all other entities, it is effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. Early adoption is permitted. As the Group is an “emerging growth company” and elects to apply for the new and revised accounting standards at the effective date for a private company, the Group will adopt the new standard on January 1, 2022. The Group is currently evaluating the impact of adopting this standard on its consolidated financial statements.

In June 2016, the FASB amended ASU 2016-13, Financial Instruments—Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments. ASU 2016-13 was further amended in November 2019 by ASU 2019-09, Financial Instruments—Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842). As a result, ASC 326, Financial Instruments — Credit Losses is effective for public companies for annual reporting periods, and interim periods within those years beginning after December 15, 2019. For all other entities, it is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. As the Group is an “emerging growth company” and elects to apply for the new and revised accounting standards at the effective date for a private company, ASU 2016-13 will be applied for the fiscal year ending December 31, 2022. The Group is currently evaluating the impact of this new guidance on its consolidated financial statements.

In August 2018, the FASB issued ASU No. 2018-15, Intangibles — Goodwill and Other — Internal-Use Software (Subtopic 350-40) — Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract (ASU 2018-15). ASC 2018-15 aligns the requirements for capitalizing implementation costs in a cloud computing arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. This standard will be effective for annual reporting periods beginning after December 15, 2020, and interim periods within annual periods beginning after December 15, 2021 and should be applied either retrospectively or prospectively. Early adoption is permitted. The adoption is not expected to have a significant effect on the Company’s consolidated financial statements.